Aberdeen Asia Pacific (ex-Japan) Equity Fund (Prospectus Summary) | Aberdeen Asia Pacific (ex-Japan) Equity Fund
Aberdeen Asia-Pacific (ex-Japan) Equity Fund (formerly known as Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund)
Objective
The Aberdeen Asia-Pacific (ex-Japan) Equity Fund, formerly Aberdeen Asia-Pacific
(ex-Japan) Equity Institutional Fund, (the "Asia-Pacific Equity Fund" or the
"Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" -- "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Pacific (ex-Japan) Equity Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Pacific (ex-Japan) Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.28%	0.23%	0.28%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.53%	2.23%	1.78%	1.23%	1.23%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.53%	2.23%	1.78%	1.23%	1.23%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Asia Pacific (ex-Japan) Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	722	1,031	1,361	2,294
Class C Shares	326	697	1,195	2,565
Class R Shares	181	560	964	2,095
Institutional Class Shares	125	390	676	1,489
Institutional Service Class Shares	125	390	676	1,489

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Asia Pacific (ex-Japan) Equity Fund Class C Shares	226	697	1,195	2,565

Portfolio Turnover
The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.31% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity
Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan)
issuers.  The "Asia-Pacific Region" includes, among other countries, South
Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia,
Australia, New Zealand, Philippines and India.  A company generally is considered to be an Asia-Pacific (ex-Japan) issuer if, as determined by the
Fund's management:

o  it is organized under the laws of a country in the Asia-Pacific
   Region (excluding Japan) or maintains a principal office there;

o  its securities trade principally in a country in the Asia-Pacific
   Region (excluding Japan); or

o  it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding
   Japan) or has at least 50% of its assets there; or

o  it is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific
Equity Fund.

The portion of the Fund's assets not invested in equity securities of
Asia-Pacific (ex-Japan) issuers may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.
The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stock.

To a limited extent, the Fund may also engage in other investment practices.
The Fund will not seek to hedge against a decline in the value of the Fund's
non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
Principal Risks
The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk -- foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk -- a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk -- parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk -- focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk -- in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk -- the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The bar chart and table below can help you evaluate potential risks of the
Asia-Pacific Equity Fund. The bar chart shows the Fund's annual total returns for Institutional Class. The return in the bar chart has not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R shares have not been in operation for a full calendar year; therefore no performance information for Class A, Class C and
Class R shares is provided.  The returns for Class A, Class C and Class R shares will be substantially similar to returns for Institutional Class shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different expenses.
Annual Total Return -- Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 16.95% - 3rd quarter 2010 Worst Quarter: -17.09% - 3rd quarter 2011
After-tax returns are shown in the following table for Institutional
Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.
After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Asia Pacific (ex-Japan) Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class shares - Before Taxes	(14.09%)	3.29%	Nov. 16, 2009
Institutional Class Shares After Taxes on Distributions	Institutional Class shares - After Taxes on Distributions	(16.11%)	2.01%	Nov. 16, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class shares - After Taxes on Distributions and Sales of Shares	(8.93%)	2.13%	Nov. 16, 2009
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(14.18%)	3.25%	Nov. 16, 2009
MSCI AC Asia Pacific EX Japan Index™	MSCI AC Asia Pacific EX Japan Index™ (reflects no deduction for fees, expenses or taxes)	(15.38%)	1.07%	Nov. 16, 2009